Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Feb. 29, 2016	Feb. 28, 2026	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2026
C000024616
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	$ 10,000		$ 9,936	$ 9,934	$ 10,255	$ 11,392	$ 11,484	$ 11,178	$ 10,086	$ 10,271	$ 10,805	$ 11,426
C000170835
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Accumulated Value	10,000		9,930	9,930	10,252	11,390	11,483	11,177	10,086	10,262	10,808	11,430
C000024617
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	10,000		9,902	9,867	10,151	11,239	11,291	10,953	9,849	9,986	10,480	11,045
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,142	10,193	10,516	11,744	11,907	11,592	10,465	10,813	11,441	12,158
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,142	10,193	10,516	11,744	11,907	11,592	10,465	10,813	11,441	12,158
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	10,000		10,142	10,193	10,516	11,744	11,907	11,592	10,465	10,813	11,441	12,158
FEDERATED INDEX: Bloomberg US Government Bond Index (BGI)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Government Bond Index
Accumulated Value	10,000		9,885	9,834	10,150	11,373	11,368	11,127	10,020	10,255	10,763	11,336
FEDERATED INDEX: Bloomberg US Government Bond Index (BGI)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Government Bond Index
Accumulated Value	10,000		9,885	9,834	10,150	11,373	11,368	11,127	10,020	10,255	10,763	11,336
FEDERATED INDEX: Bloomberg US Government Bond Index (BGI)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Government Bond Index
Accumulated Value	$ 10,000		$ 9,885	$ 9,834	$ 10,150	$ 11,373	$ 11,368	$ 11,127	$ 10,020	$ 10,255	$ 10,763	$ 11,336